Long-Term Payable (Tables)	6 Months Ended
Dec. 31, 2025
Long-Term Payable [Abstract]
Schedule of Long-Term Payable
	As of December 31, 2025	As of June 30, 2025
Long-term payable, current	$—	$507,479